United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    06/30/99

Check here if Amendment: [  ]      Amendment number:   [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105

13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          July 30, 1999

Report Type (Check only one):

[  X ] 13F  HOLDINGS  REPORT.  (Check here if all  holdings of this  reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      45
Form 13F Information Table Value Total:      $111,385
                                          (thousands)
List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE
                       AS OF JUNE 30, 1999 (SEC USE ONLY)
               NAME OF REPORTING MANAGER: Cortland Associates, Inc.


                                                                             Item 6:
                                                 Item 4:      Item 5:  INVESTMENT DISCRETION
                         Item 2:    Item 3:      FAIR       SHARES OR     SHARED AS          Item 7:           Item 8:
Item 1:                  TITLE OF   CUSIP        MARKET     PRINCIPAL  DEFINED IN SHARED    MANAGERS       VOTING AUTHORITY
NAME OF ISSUER           CLASS      NUMBER       VALUE        AMOUNT  SOLE  INST.V  OTHER  SEE INSTR.V   SOLE  SHARED  NONE

ACXIOM CORP              Common     005125109  $4,792,000      192,150  X                                1,775   34,775    155,600

ADIDAS-SALOMON AG        Common     D0065L101  $1,810,000       18,375  X                                  300    2,600     15,475

ANHEUSER-BUSCH COS       Common     035229103    $767,000       10,812  X                                                   10,812

BANKAMERICA              Common     060505104    $388,000        5,294  X                                                    5,294

BARRETT RESOURCES        Common     068480201    $399,000       10,395  X                                                   10,395

CENTERPOINT PROPERTIES   Common     151895109    $265,000        7,225  X                                                    7,225

CHATEAU COMMUNITIES      Common     161726104    $902,000       30,128  X                                         1,174     28,954

COMPX INTL               Common     20563P101  $5,179,000      289,725  X                                2,825   55,025    231,875

DEVON ENERGY CO          Common     251799102  $5,871,000      163,936  X                                1,810   24,441    137,685

AMERITECH CORP           Common     030954101    $404,000        5,500  X                                                    5,500

FOREMOST CORP OF AMER    Common     345469100 $43,515,000    1,977,938  X                               17,550  357,625  1,602,763

BELL ATLANTIC            Common     077853109    $435,000        6,649  X                                                    6,649

GENERAL ELEC             Common     369604103    $597,000        5,285  X                                                    5,285

HARTE-HANKS COMM INC     Common     416196103    $498,000       18,360  X                                           900     17,460

IMC GLOBAL INC           Common     449669100  $3,458,000      199,045  X                                1,981   38,285    158,779

ALLIED HEALTHCARE PROD   Common     019222108     $17,000       10,000  X                                                   10,000

AMERICAN HOME PROD       Common     026609107    $250,000        4,350  X                                                    4,350

INTL SPEEDWAY CORP CL B  Common     460335300    $744,000       15,500  X                                                   15,500

BALL CORP                Common     058498106    $420,000        9,950  X                                  375      950      8,625

BELLSOUTH CORP           Common     079860102    $404,000        8,760  X                                                    8,760

NAVIGATORS GROUP INC     Common     638904102  $3,152,000      210,157  X                                2,945   32,450    174,762

PAXAR CORP               Common     704227107  $4,795,000      540,251  X                                5,152  112,714    422,385

PRAXAIR INC              Common     74005P104    $333,000        6,805  X                                   75               6,730

REINSURANCE GROUP
   OF AMERICA            Common     759351109    $398,000       11,279  X                                           975     10,304

SCHLUMBERGER LTD         Common     806857108  $4,920,000       77,245  X                                1,108   11,142     64,995

WEST TELESERVICES CORP   Common     956188106  $3,816,000      407,005  X                                2,850   99,900    304,255

WILLIAMS CO INC          Common     969457100  $5,039,000      118,388  X                                1,174   11,050    106,164

ZEBRA TECHNOLOGIES CL A  Common     989207105  $6,244,000      162,400  X                                1,875   25,505    135,020

LUCENT TECHNOLOGIES      Common     549463107    $411,000        6,096  X                                                    6,096

MOBIL CORP               Common     607059102    $354,000        3,580  X                                                    3,580

PROGRESSIVE CORP         Common     743315103    $217,000        1,500  X                                                    1,500

JOHNSON & JOHNSON        Common     478160104    $923,000        9,420  X                                                    9,420

MATTEL INC               Common     577081102  $4,785,000       183,148  X                                1,475   42,825    138,848

MC DONALD'S              Common     580135101    $247,000         6,015  X                                                    6,015

BP AMOCO                 Common     055622104    $344,000         3,174  X                                                    3,174

NORSK HYDRO              Common     656531605    $217,000         5,676  X                                                    5,676

SBC COMMUNICATIONS       Common     78387G103    $440,000         7,591  X                                                    7,591

SOLUTIA INC              Common     834376105    $461,000        21,637  X                                                   21,637

TEXACO INC               Common     881694103    $303,000         4,850  X                                                    4,850

EARTHGRAINS              Common     270319106    $329,000        12,754  X                                  125    1,400     11,229

FOX ENTERTAINMENT        Common     35138T107    $317,000        11,775  X                                         1,350     10,425

MCI WORLDCOM             Common     55268B106    $344,000         3,995  X                                                    3,995

MERCANTILE BANCORP       Common     587342106    $213,000         3,724  X                                                    3,724

PEPSICO                  Common     713448108    $448,000        11,580  X                                                   11,580

WALMART                  Common     931142103  $1,220,000        25,278  X                                                   25,278

TOTAL COMMON STOCK FMV                      $111,385,000

TOTAL PFD STOCK                                      -0-

TOTAL FMV COMMON & PFD                      $111,385,000


